Shareholder Report, Average Annual Return (Details)	12 Months Ended	23 Months Ended
	Mar. 31, 2025	Mar. 31, 2025
C000241425 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.99%	13.64%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%	19.21%
Solactive 1-3 Month US T-Bill Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.04%	5.24%